Deposits Interest Bearing Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Interest Bearing Deposits [Line Items]
Interest bearing checking accounts	$ 103,422	$ 88,332
Savings and money market accounts	170,083	150,726
Time deposits, $100,000 and over	74,315	74,557
Other time deposits	78,458	83,168
Total interest-bearing deposits	$ 426,278	$ 396,783